ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	June 30,	December 31,
	2025	2024
Accounts receivable	41,231,910	21,545,104
Allowance for credit losses	(9,805,066)	(8,159,597)
Accounts receivable, net	$31,426,844	$13,385,507

For the six months ended June 30, 2025 and 2024, the Company recorded credit losses of $1,645,469 and $40,018, respectively.

Note 4 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31,	December 31,
	2024	2023
Accounts receivable	21,545,104	12,275,650
Allowance for doubtful accounts	(8,159,597)	(7,415,079)
	$13,385,507	$4,860,571

The Company reversed credit losses of nil and recorded credit losses of $744,518 for the year ended December 31, 2024 and reversed credit losses of $21,946,806 and recorded credit losses of $1,892,597 for the year ended December 31, 2023, and recorded $27,469,288 for the year ended December 31, 2022, respectively.